FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Finance Expenses

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
Interest expense—Mvelaphanda loan	—	—	—	(34.9)
Interest expense—preference share dividend	(1.3)	(3.1)	(5.9)	(9.8)
Interest expense—other	(62.3)	(33.3)	(65.8)	(92.8)

Total finance expense	(63.6)	(36.4)	(71.7)	(137.5)
Capitalized interest	9.3	4.7	6.5	63.6

	(54.3)	(31.7)	(65.2)	(73.9)